Note 14 - Quarterly Results of Continuing Operations (Unaudited)	12 Months Ended
Jun. 30, 2016
Notes to Financial Statements
Quarterly Financial Information [Text Block]
Note 14 — Quarterly Results of Operations (Unaudited) (in thousands, except per share amounts)

	1 st Quarter	2 nd Quarter	3 rd Quarter	4 th Quarter
2016:
Revenues	$247	$56	$48	$299
Operating loss	(3,083)	(3,073)	(2,846)	(10,934)
Loss from continuing operations	(3,192)	(3,130)	(2,825)	(11,257)
Loss from discontinued operations	(1,584)	(954)	(220)	(426)
Net loss	(4,776)	(4,084)	(3,045)	(11,683)
Less: net income (loss) attributable to noncontrolling interests	(194)	(158)	(70)	(94)
Net loss attributable to SES stockholders	(4,582)	(3,926)	(2,975)	(11,589)
Net loss attributable to SES stockholders:
From continuing operations	(3,003)	(2,974)	(2,760)	(11,173)
From discontinued operations	(1,579)	(952)	(215)	(416)
Net loss attributable to SES stockholders	(4,582)	(3,926)	(2,975)	(11,589)
Net loss per share (Basic and diluted):
From continuing operations	$(0.03)	$(0.03)	$(0.03)	$(0.14)
From discontinued operations	(0.02)	(0.02)	(0.00)	(0.00)
Net loss attributable to SES stockholders	$(0.05)	$(0.05)	$(0.03)	$(0.14)

	1 st Quarter	2 nd Quarter	3 rd Quarter	4 th Quarter
2015:
Revenues	$—	$21	$—	$148
Operating loss	(2,298)	(2,948)	(2,733)	(3,033)
Loss from continuing operations	(2,290)	(2,923)	(2,736)	(3,009)
Loss from discontinued operations	(2,267)	(23,218)	(1,242)	(851)
Net loss	(4,557)	(26,141)	(3,978)	(3,860)
Less: net income (loss) attributable to noncontrolling interests	(41)	(548)	(45)	(20)
Net loss attributable to SES stockholders	(4,516)	(25,593)	(3,933)	(3,840)
Net loss attributable to SES stockholders:
From continuing operations	(2,290)	(2,429)	(3,230)	(3,009)
From discontinued operations	(2,226)	(23,164)	(703)	(831)
Net loss attributable to SES stockholders	(4,516)	(25,593)	(3,933)	(3,840)
Net loss per share (Basic and diluted):
From continuing operations	$(0.03)	$(0.03)	$(0.04)	$(0.04)
From discontinued operations	(0.03)	(0.32)	(0.01)	(0.01)
Net loss attributable to SES stockholders	$(0.06)	$(0.35)	$(0.05)	$(0.05)